Schedule of Applicable Income Tax Rates (Detail) (Non-PRC)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Hanwha SolarOne Hong Kong Limited ("SolarOne HK")
Income Tax Examination [Line Items]
Applicable income tax rates of non-PRC	16.50%	16.50%	16.50%
Hanwha SolarOne U.S.A. Inc. ("SolarOne USA")
Income Tax Examination [Line Items]
Applicable income tax rates of non-PRC	35.00%	35.00%	35.00%
Hanwha SolarOne GmbH ("SolarOne GmbH")
Income Tax Examination [Line Items]
Applicable income tax rates of non-PRC	15.83%	15.83%	15.83%
Solar Canada
Income Tax Examination [Line Items]
Applicable income tax rates of non-PRC	15.00%	15.00%	15.00%
Solar Australia
Income Tax Examination [Line Items]
Applicable income tax rates of non-PRC	30.00%	30.00%	30.00%